Note 22 - Segmented Information (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Number of Operating Segments	4
Americas Segment [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures, Total	$ 4,311	$ 3,171
EMEA Segment [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures, Total	1,820	2,242
Asia Pacific Segment [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures, Total	7	7
Investment Management [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures, Total	430	336
Corporate Segment [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures, Total	$ 1,200	$ 0